Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Summary of Bank's Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other provisions [line items]
Balance as at November 1, 2017	$ 449
Additions	242
Amounts used	(193)
Release of unused amounts	(35)
Foreign currency translation adjustments and other	10
Balance as at October 31, 2018, before allowance for credit losses for off-balancesheet instruments	473
Add: allowance for credit losses for off-balance sheet instruments		$ 3,783
Balance as at October 31, 2018	1,502
Off balance sheet instruments [member]
Disclosure of other provisions [line items]
Add: allowance for credit losses for off-balance sheet instruments	1,029
Restructuring provision [member]
Disclosure of other provisions [line items]
Balance as at November 1, 2017	117
Additions	84
Amounts used	(72)
Release of unused amounts	(11)
Foreign currency translation adjustments and other	3
Balance as at October 31, 2018, before allowance for credit losses for off-balancesheet instruments	121
Litigation and other [member]
Disclosure of other provisions [line items]
Balance as at November 1, 2017	332
Additions	158
Amounts used	(121)
Release of unused amounts	(24)
Foreign currency translation adjustments and other	7
Balance as at October 31, 2018, before allowance for credit losses for off-balancesheet instruments	$ 352